2. SIGNIFICANT ACCOUNTING POLICIES (Details 2) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued compensation		$ 447	$ 426
Accrued professional fees		203	116
Deferred rent		54	68
Accrued warranty		119	58
Accrued vacation		144	0
Other accrued expenses		48	55
Total	$ 1,523	$ 1,015	$ 723